Statements of Cash Flows (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Cash Flows Provided From (Used By) Operating Activities
Net income (loss)	$ (301,120)	$ 154,105	$ (11,846)	$ 257,586
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization	178,601	170,293	697,017	594,011
Stock options and shares issued for compensation	124,921
(Increase) / decrease in assets:
Trade receivables, net	(653,081)	2,357,747	(3,555,934)	(7,765,220)
Inventories	(10,250)	(2,472)	(120,644)	3,440
Deferred tax asset	37,160		579,844
Other assets	(149,386)	222,523	324,906	(862,462)
Increase/ (decrease) in current liabilities:
Trade payables	(116,052)	(2,268,757)	(769,094)	3,737,665
Net cash used in operating activities	(889,206)	633,439	(2,855,751)	(4,034,980)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(80,407)	(202,768)	(32,063)	(84,471)
Cash acquired in acquisition			65,288
Investment in subsidiary			(110,392)
Development of intangible assets	(146,640)		(747,580)	(706,496)
Net cash used in investing activities	(227,047)	(202,768)	(824,747)	(790,967)
CASH FLOWS FROM FINANCING ACTIVITIES
Wholesale loan facility, net	841,919	(2,261,805)	3,906,061	7,751,988
Capital Reserve	(61,362)	192,122	2,360,184
Repayment of shareholder loans	95,816	(28,585)	(169,595)
Net cash provided by financing activities	876,373	(2,098,268)	6,096,650	7,751,988
Effect of exchange rate changes on cash and cash equivalents	134,604	138,261	(827,350)	(163,975)
Net increase/decrease in cash and cash equivalents	(105,276)	(1,529,335)	1,588,802	2,762,066
Cash and cash equivalents at the beginning of the period	7,205,827	5,617,025	5,617,025	2,854,959
Cash and cash equivalents at the end of the period	7,100,551	4,105,383	7,205,827	5,617,025
Cash paid during the year for:
Income tax payments	3,069	4,928
Interest payments	466,443	456,830	1,905,471	1,711,920
Assets acquired in merger transaction			323,425
SUPPLEMENTAL SCHEDULE OF NON - CASH FINANCING ACTIVITIES:
Issuance of stock options	70,123
Restricted stock compensation	$ 344,675